Submission	May 27, 2025
Submission [Line Items]
Central Index Key	0000887343
Registrant Name	COLUMBIA BANKING SYSTEM, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES